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{.TX}1-14

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CHESAPEAKE INVESTORS, INC

ANNUAL REPORT 2001


Dear Shareholder:

The financial report, contained herein, shows results for the fiscal year ended September 30, 2001. Net investment income totalled $731,944 or $.19 per share compared to $767,639 or $.20 per share for the previous year. The net asset value increased to $4.17 per share from $4.06 per share as of September 30,2000.

It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,

Albert W. Turner Warren W. Pearce, Jr.,

Chairman of the Board President

November 20, 2001

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INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of

Chesapeake Investors, Inc.

We have audited the accompanying statement of assets and liabilities of Chesapeake Investors, inc., including the schedule of investments in securities, as of September 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chesapeake Investors, Inc. as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

ARGY, WILTSE & ROBINSON,P.C.

McLean, Virginia

November 20,2001

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CHESAPEAKE INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2001






ASSETS:

Investments in Long-Term Securities, at Fair Value

(Amortized Cost $14,351,213) $15,414,874

Investments in Short-Term Securities

(at cost which approximates market) 132,412

Accrued Interest Receivable 256,104

----------

Total Assets 15,803,390

----------

LIABILITIES:

Accounts Payable and Accrued Expenses 19,455

---------- Total Liabilities 19,455

----------

NET ASSETS:

Net Assets (Equivalent to $4.17 per share based on

3,783,960 shares of capital stock outstanding) 15,783,935

==========



See Notes to Financial Statements

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CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2001




Face Amortized Fair

Rating* Amount Cost Value

------ ----------- ------------ -----------


Investments in Long-Term

Securities:

Alabama:

Birmingham, Alabama

Refunding UT GO Bond

5.0%, due 4/1/19 AA $ 420,000 $ 420,000 $ 420,336

----------- ----------- -----------

Arizona:

Salt River Project,

Arizona - Series C Revenue

5.5%, due 1/1/28 AA 700,000 687,920 703,780

Maricopa County

Arizona School District

5.5%, due 7/1/05 AAA 650,000 657,740 706,355

----------- ----------- -----------

Total Arizona 1,350,000 1,345,660 1,410,135

----------- ----------- -----------

Arkansas:

Jefferson County, Arkansas

Single Family Mortgage

7.25%, due 12/1/10 Aaa 345,000 320,784 397,199

Little Rock, Arkansas

Single Family Mortgage

7.3%:

due 9/1/01 AAA 25,000 25,000 25,000

due 9/1/02 AAA 30,000 29,850 31,389

due 9/1/03 AAA 35,000 34,647 38,196

due 9/1/04 AAA 35,000 34,483 39,435

due 9/1/05 AAA 40,000 39,235 46,300

due 9/1/06 AAA 35,000 34,189 41,401

due 9/1/07 AAA 45,000 43,788 54,054

due 9/1/08 AAA 50,000 48,478 60,815

due 9/1/09 AAA 50,000 48,314 61,625

due 9/1/10 AAA 30,000 28,896 37,434

----------- ----------- -----------

Total Arkansas 720,000 687,664 832,848

----------- ----------- -----------



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CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2001




Face Amortized Fair

Rating* Amount Cost Value

------ ----------- ------------ -----------



Florida:

City of Gainesville, Florida,

Utility System Revenue,

9.125%, due 10/1/05 AAA 500,000 500,000 564,300

----------- ------------ -----------

Georgia:

Municipal Electric Authority

6%, due 1/1/05 AAA 700,000 715,666 761,670

----------- ------------ -----------

Hawaii:

Hawaii State

UTGO Bond

6%, due 12/1/12 AAA 500,000 563,875 576,450 ----------- ------------ -----------

Illinois:

Chicago, Illinois

UTGO Public Library

6.6%, due 1/1/04 AAA 700,000 705,999 729,120

Chicago, Illinois

School Finance Authority

5%, due 6/1/09 AAA 650,000 627,831 677,235

----------- ------------ -----------

Total Illinois 1,350,000 1,333,830 1,406,355

----------- ------------ -----------

Louisiana:

Shreveport, Louisiana,

Single Family Mortgage,

6.75%, due 9/1/10 Aaa 355,000 322,288 399,836

----------- ------------ -----------



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CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2001




Face Amortized Fair

Rating* Amount Cost Value

------ ----------- ------------ -----------



Massachusetts:

Massachusetts Bay

Transit Authority

5.75%, due 7/1/15 AAA 500,000 515,842 544,850

----------- ------------ -----------

Minnesota:

Southern Minnesota Municipal

Power Agency, Serial A

5.7%. due 1/1/05 A+ 650,000 657,590 684,385

----------- ------------ -----------

New Jersey:

New Jersey State Ref-Ser F

5.25%, due 8/1/14 AA+ 750,000 759,965 792,825

----------- ------------ -----------

New York:

New York State

Local Revenue

5.375%, due 4/1/16 A+ 200,000 189,662 208,520

New York State

Local Revenue

5.125%, due 4/1/10 AAA 400,000 394,536 423,080

----------- ------------ -----------

Total New York 600,000 584,198 631,600

----------- ------------ -----------

North Carolina:

Charlotte, NC Utility

General Obligation

5.5%, due 7/1/07 AAA 500,000 511,224 520,400

----------- ------------ -----------



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CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30,2001




Face Amortized Fair

Rating* Amount Cost Value

------ ----------- ------------ -----------



Pennsylvania:

Allegheny County, Pennsylvania

Hospital Development Authority

6.0%, due 11/1/23 AAA 700,000 676,336 736,680

Commonwealth of Pennsylvania

Utility Government Obligation

6.3%, due 11/1/02 AAA 700,000 703,020 712,670

Pennsylvania Intergovernmental

Coop Authority Special

Tax Revenue

7%, due 6/15/04 AAA 500,000 507,147 555,300

Pennsylvania State Higher Education

Facilities Authority Revenue

6%, due 1/15/22 A+ 500,000 494,230 518,900

----------- ------------ -----------

Total Pennsylvania 2,400,000 2,380,733 2,523,550

----------- ------------ -----------

Tennessee:

Tennessee Housing Development

Agency Home Ownership

5.375%, due 1/1/18 AA 500,000 500,000 508,150 ----------- ----------- -----------

Texas:

Cypress-Fairbanks, Texas

Independent School District

5.5%, due 2/15/10 AAA 700,000 700,000 722,554

Texas Water Development

Board Revenue

5.5%, due 7/15/10 AAA 750,000 751,762 794,850

----------- ------------ -----------

Total Texas 1,450,000 1,451,762 1,517,404

----------- ------------ -----------



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CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2001




Face Amortized Fair

Rating* Amount Cost Value

------ ----------- ------------ -----------



Utah:

Salt Lake City, Utah

Hospital Revenue

8.125%, due 5/15/15 AAA 700,000 707,755 917,140

----------- ------------ -----------

Washington:

Washington State Public Power

5.125%, due 7/1/17 AAA 400,000 393,161 402,640

----------- ------------ ------------

Total Investments in

Long-Term Securities $ 14,345,000 $ 14,351,213 $ 15,414,874 ============ ============ ============

* Ratings - Standard & Poor's or Moody's

Unaudited


Face

Amount Cost

------------ -----------



Investment in Short-Term Securities:

State Street Global Advisor

Tax Free Money Market Fund, 1.52% $ 132,412 $ 132,412

------------ -----------

Total Investments

In Short-Term Securities $ 132,412 $ 132,412

============ ===========



See Notes to Financial Statements

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CHESAPEAKE INVESTORS, INC.

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 2001






INVESTMENT INCOME:

Interest Income $ 845,689

------------

EXPENSES:

Investment Advisory Fee 53,940

Custodian Fees 7,587

Transfer Agent and Dividend

Disbursing Agent Fees 11,312

Legal and Auditing Services 13,600

Administrative Services 18,000 Compensation of Directors not

Members of the Investment Adviser's Organization 4,000

Printing Costs 3,746

Miscellaneous 1,560

-------------

Total Expenses 113,745

------------- Net Investment Income 731,944

------------- REALIZED LOSS AND UNREALIZED GAIN ON INVESTMENTS:

Realized Loss on Investments

Transactions (Excluding Short-Term Securities):

Proceeds from Sales 981,004

Cost of Investments Sold 986,610

------------ Net Realized Loss on Investments (5,606)

-------------

Unrealized Gain on Investments:

Unrealized Appreciation of Investments

at Beginning of Year 614,318

Unrealized Appreciation of Investments

at End of Year 1,063,660

-------------

Net Unrealized Gain on Investments 449,342

------------- Net Realized Loss and Unrealized Gain on

Investments 443,736

------------- Net Increase in Net Assets Resulting

from Operations $ 1,175,680

=============

See Notes to Financial Statements

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CHESAPEAKE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 2001 AND 2000




2001 2000

------------ -----------



INCREASE (DECREASE) IN NET ASSETS:

Operations:

Net Investment Income $ 731,944 $ 761,639

Net Realized Gain (Loss) on

Investments (5,606) 25,254

Net Unrealized Gain (Loss)

on Investments 449,342 (54,064) ------------ -----------

Net Increase in Net Assets

Resulting from Operations 1,175,680 732,829

Dividends to Shareholders from:

Net Investment Income (731,527) (751,224)

Net Realized Gain on Investments (25,254) (62,316)

------------ -----------

Total Increase (Decrease)

in Net Assets 418,899 (80,711)

NET ASSETS:

Beginning of Year 15,365,036 15,445,747

------------ ----------- End of Year (Including Undistributed

Net Investment Income of $807,911

and $807,494, respectively, and

undistributed net realized gains

of $25,254 for the year ended

September 30, 2000) $15,783,935 $15,365,036

=========== ===========

See Notes to Financial Statements

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CHESAPEAKE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to accounting principles generally accepted in the United States of America and tax differences in the character of income and expense recognition.

C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

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(2) - CAPITAL STOCK

At September 30, 2001 there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at September 30, 2001 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

Sales and maturities of securities during fiscal year 2001, other than short-term securities, aggregated $981,004.

Purchases of long-term securities during fiscal year 2001 aggregated $1,559,440.

For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at September 30, 2001, was $14,141,441. Gross unrealized gains totalled $1,273,433 for Federal income tax purposes at September 30, 2001.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for fiscal year 2001 totalled $53,940.

For fiscal year 2001, fees of $18,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

During fiscal year 2001, the Company distributed dividends of $756,781 to its shareholders. On October 4, 2001, the Company declared a $.05 per share dividend, aggregating $189,198, payable November 1, 2001, to shareholders of record October 18, 2001.

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CHESAPEAKE INVESTORS, INC.

SUPPLEMENTARY INFORMATION

FINANCIAL HIGHLIGHTS




YEARS ENDED SEPTEMBER 30,

------------------------------------------------------

2001 2000 1999 1998 1997

------ ------ ------ ------ ------


PER SHARE DATA:*

Investment Income $ .22 $ .23 $ .23 $ .24 $ .24

Expenses .03 .03 .03 .03 .03

----- ----- ----- ----- -----

Net Investment Income .19 .20 .20 .21 .21

Dividends from:

Net Investment Income (.19) (.20) (.21) (.21) (.19)

Net Realized Gain

on Investments (.01) (.02) - - (.04)

Net Realized and

Unrealized Gain

(Loss) on Investments .12 - (.20) .07 .06

----- ----- ----- ----- -----

Net Increase (Decrease)

in Net Asset Value .11 (.02) (.21) .07 .04

Net Asset Value:

Beginning of Year 4.06 4.08 4.29 4.22 4.18

----- ----- ----- ----- -----

End of Year $4.17 $4.06 $4.08 $4.29 $4.22

===== ===== ===== ===== =====

RATIOS:

Ratio of Expenses to

Average Net Assets .73% .73% .79% .72% .72%

Ratio of Net Investment

Income to Average Net

Assets 4.69% 4.96% 4.82% 4.90% 5.07%



*Selected data for a share of capital stock outstanding throughout the year.

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DIRECTORS INVESTMENT ADVISER

Albert W. Turner Federated Investment

Herndon G. Kilby Counseling, Inc.

Warren W. Pearce, Jr. Pittsburgh, Pennsylvania

Edna L. Ryon

Harry F. Breitback

CUSTODIAN

State Street Bank

and Trust Company

North Quincy, Massachusetts

OFFICERS TRANSFER AGENT

Albert W. Turner, Registrar and Transfer Company

Chairman of the Board Cranford, New Jersey

Warren W. Pearce, Jr.,

President

Herndon G. Kilby, INDEPENDENT AUDITORS

Secretary-Treasurer

Argy, Wiltse & Robinson,P.C.

McLean, Virginia

OFFICES

11785 Beltsville Drive

Calverton, Maryland

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